Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Loss for the period	£ (8,041)	£ (8,394)	£ (26,889)	£ (18,421)
Basic and diluted weighted average number of shares	52,165	35,093	51,994	33,419
Basic and diluted loss per share	£ (0.15)	£ (0.24)	£ (0.52)	£ (0.55)